Recently Issued Accounting Standards (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Standards Update and Change in Accounting Principle [Abstract]
Schedule of new accounting pronouncements and changes in accounting principles
The following table provides a brief description of other recent accounting standards that have been issued but not yet adopted as of June 30, 2025:

Standard	Description	Date of Adoption	Effect on our unaudited Consolidated Financial Statements or Other Significant Matters
ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures	These amendments enhance disclosures relating to income taxes, including the income tax rate reconciliation and information related to income taxes paid.	December 31, 2025	We are assessing the impact of this ASU. Upon adoption, if material, the impact will be limited to additional disclosure requirements in our annual financial statements in 2025.
ASU 2024-03 Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40)
                                               ASU 2025-01 Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date
	This requires disaggregated disclosure of income statement expenses for public business entities (PBEs). The ASU does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements.	January 1, 2027	We are still assessing the impact of this ASU.
ASU 2024-04 Debt—Debt with Conversion and Other Options (Subtopic 470-20)	On November 26, 2024, the FASB issued ASU 2024-04,1 which amends ASC 470-202 to clarify the requirements related to accounting for the settlement of a debt instrument as an induced conversion.	January 1, 2026	We are still assessing the impact of this ASU.
ASU 2025-03 - Business Combinations (Topic 805) and Consolidation (Topic 810) - Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity
Under the new ASU, entities are required to consider the factors in ASC 805 in determining the accounting acquirer when the acquisition of a VIE that is a business is primarily effected by the exchange of equity interests. However, the ASU does not change the rule for acquisitions of VIEs that are not a business.

		January 1, 2027	We are still assessing the impact of this ASU.
ASU 2025-04 - Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606) Clarifications to Share-Based Consideration Payable to a Customer
On May 15, 2025, the FASB issued ASU 2025-04, which clarifies the guidance in both ASC 606 and ASC 718 on the accounting for share-based payment awards that are granted by an entity as consideration payable to its customer. The ASU is intended to reduce diversity in practice and improve existing guidance, primarily by revising the definition of a “performance condition” and eliminating a forfeiture policy election for service conditions associated with share-based consideration payable to a customer.
		January 1, 2027	We are still assessing the impact of this ASU.
ASU 2025-05 - Financial Instruments - Credit Losses - Measurement of Credit Losses for Accounts Receivable and Contract Assets
The amendments in this Update provide all entities with a practical expedient when estimating expected credit losses. In developing reasonable and supportable forecasts as part of estimating expected credit losses, all entities may elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset.
		January 1, 2026	We are still assessing the impact of this ASU.